Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Results of Discontinued Operation

The financial results of Darlot were presented as a discontinued operation in the consolidated financial statements.

	United States Dollar
Figures in millions unless otherwise stated	2017	2016
Below is a summary of the results of the discontinued operation for the year ended 31 December:
Revenue	49.0	83.1
Cost of sales	(50.7)	(72.1)
Cost of sales before gold inventory change and amortisation and depreciation	(46.3)	(57.3)
Gold inventory change	(0.9)	(0.4)
Amortisation and depreciation	(3.5)	(14.4)
Other costs, net	(1.9)	(7.2)

(Loss)/profit before royalties and taxation	(3.6)	3.8
Royalties	(1.1)	(2.0)

(Loss)/profit before taxation	(4.7)	1.8
Mining and income taxation	1.4	(0.6)

(Loss)/profit for the year from operating activities	(3.3)	1.2
Gain on sale of discontinued operation	23.5	—
Income tax on gain on sale of discontinued operation	(7.1)	—

Profit from discontinued operation, net of tax	13.1	1.2

Summary of Assets and Liabilities of Discontinued Operation
	2017
Figures in millions unless otherwise stated	US$	A$
Below is a summary of assets and liabilities of the discontinued operation at 2 October 2017:
Property, plant and equipment	3.3	4.3
Inventories	7.2	9.4
Trade and other receivables	0.1	0.1
Trade and other payables	(8.7)	(11.3)
Environmental rehabilitation costs provision	(12.9)	(16.9)

Net liabilities	(11.0)	(14.4)
Total consideration received less costs to sell[1]	12.5	16.4

Gain on sale of discontinued operations	23.5	30.8

[1]

Due to the discounting of the deferred consideration and the transaction costs incurred, the total consideration of A$16.4 million used in the determination of the gain on sale of discontinued operations is less than the A$18.5 million per the agreement.

Assets Held for Sale
	United States Dollar
Figures in millions unless otherwise stated	2018	2017
ASSETS HELD FOR SALE
APP[1]	—	40.0

Total assets held for sale	—	40.0

[1]

Following the Group’s decision during 2013 to dispose of non-core projects, APP was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value which resulted in impairments of US$89.7 million and US$3.2 million during 2013 and 2014, respectively. APP’s carrying value at 31 December 2014 after the above impairments was US$40.0 million which was based on an offer received close to the 2014 year-end. During 2015, active marketing activities for the disposal of the project continued after the 2014 offer was not realised. During 2015, APP was further impaired by US$39.0 million, resulting in a carrying value of US$1.0 million at 31 December 2015.